Stockholders' Equity (Details 7)	3 Months Ended
	Sep. 30, 2015 shares
Number Of Warrants [Roll Forward]
Beginning Balance	13,472,870
2015 Offering Warrants (i)	4,277,667	[1]
2015 Agent Warrants (ii)	93,908	[2]
Warrants issued for services (iii)	60,000	[3]
Ending Balance	17,904,445

[1]	Issued as part of the Company's public offering completed in August 2015. Warrants are exercisable at $0.75 until July 31, 2020.
[2]	Issued as part of the Company's public offering completed in August 2015. The 2015 Agent Warrants are exercisable at a per share price equal to $0.75 during the five-year period commencing six months from the effective date of the Offering, which period shall not extend further than five years from the effective date of the 2015 Offering. Therefore, all 2015 Agent Warrants expire on July 15, 2020.
[3]	Warrants vest in tranches of 20,000 warrants each on November 30, 2015, December 31, 2015, and January 31, 2016 and are exercisable commencing January 1, 2016 at $0.75 until they expire on July 31, 2020.